Expense Example, No Redemption - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Moderate	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	680	902	1,141	1,827	190	588	1,011	1,987	130	406	702	1,545	89	278	482	1,073	105	328	569	1,259